Loans Payable to Stockholders (Details Textual) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 04, 2016	May. 31, 2015	Mar. 20, 2015	Aug. 06, 2013	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 03, 2014
Loans Payable to Stockholders [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 9.38	$ 0.375
Repayments of Debt					$ 7,783	$ 0	$ 617,659	$ 270,657
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							8,000	200,000
Warrants and Rights Outstanding									$ 101,177
Repayments of Related Party Debt					57,500	63,700	$ 115,000	$ 1,149,694
Due to Officers or Stockholders, Current					2,626,500		2,574,500	1,381,498
Payments of Debt Issuance Costs		$ 309,344			60,000	0	309,345	0
Proceeds from Related Party Debt					109,500	678,000	$ 1,602,500	$ 3,595,000
Debt Instrument, Maturity Date	Sep. 04, 2016
Interest Bearing Promissory Notes [Member]
Loans Payable to Stockholders [Line Items]
Due to Officers or Stockholders, Current					1,117,000
Non-interest Bearing Promissory Notes [Member]
Loans Payable to Stockholders [Line Items]
Due to Officers or Stockholders, Current					1,509,000
Loans Payable [Member]
Loans Payable to Stockholders [Line Items]
Payments of Debt Issuance Costs						28,964
Loans Payable One [Member]
Loans Payable to Stockholders [Line Items]
Payments of Debt Issuance Costs						31,455
Convertible One-year Promissory Note [Member]
Loans Payable to Stockholders [Line Items]
Debt Instrument, Interest Rate, Effective Percentage								10.00%
Director [Member]
Loans Payable to Stockholders [Line Items]
Debt Instrument, Convertible, Conversion Price							$ 8.25
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Stock Issued During Period, Shares, New Issues							3,636
Director [Member] | Convertible Promissory Note Due On December 31,2015 [Member]
Loans Payable to Stockholders [Line Items]
Proceeds from Related Party Debt							$ 200,000
Debt Instrument, Maturity Date							Dec. 31, 2015
Director [Member] | Convertible Promissory Note Due On March 31,2016 [Member]
Loans Payable to Stockholders [Line Items]
Proceeds from Related Party Debt							$ 25,000
Debt Instrument, Maturity Date							Mar. 31, 2016
Summit Resources Inc [Member] | Notes And Warrants 2013 [Member]
Loans Payable to Stockholders [Line Items]
Warrants Issued to Purchase of Common Stock, Shares				40,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 12.50	$ 27.50
Debt Instrument, Face Amount				$ 600,000
Debt Instrument, Interest Rate, Effective Percentage				10.00%
Repayments of Debt								$ 423,915
Accretion Expense						39,360		$ 94,757
Debt Conversion, Converted Instrument, Shares Issued			42,207
Warrants and Rights Outstanding				$ 134,117
Debt Conversion, Original Debt, Amount			$ 176,085
Debt Instrument, Increase, Accrued Interest			$ 87,707
Debt Instrument, Convertible, Conversion Price			$ 6.25
Debt Conversion, Converted Instrument, Warrants or Options Issued			21,103
Summit Resources Inc [Member] | Notes And Warrants 2014 [Member]
Loans Payable to Stockholders [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 12.50					$ 20.00
Debt Instrument, Face Amount								$ 1,415,000
Repayments of Debt								250,000
Accretion Expense						$ 7,227		10,950
Loans Payable								1,074,773
Due to Related Parties, Current								$ 1,415,000
Debt Conversion, Converted Instrument, Shares Issued			43,212
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								56,600
Debt Conversion, Original Debt, Amount			$ 165,000
Debt Instrument, Increase, Accrued Interest			$ 105,078
Debt Instrument, Convertible, Conversion Price			$ 6.25
Debt Conversion, Converted Instrument, Warrants or Options Issued			21,606
Due To Officers Or Stock holders Current Net Of Discount							$ 917,000
Due to Officers or Stockholders, Current							1,000,000
Summit Resources Inc [Member] | Maximum [Member] | Notes And Warrants 2013 [Member]
Loans Payable to Stockholders [Line Items]
Proceeds from Sale of Other Property, Plant, and Equipment				$ 150,000
Summit Resources Inc [Member] | Maximum [Member] | Notes And Warrants 2014 [Member]
Loans Payable to Stockholders [Line Items]
Long-term Debt, Gross									1,500,000
Summit Resources Inc [Member] | Minimum [Member] | Notes And Warrants 2014 [Member]
Loans Payable to Stockholders [Line Items]
Long-term Debt, Gross									$ 900,000
Directors and Stock holders [Member]
Loans Payable to Stockholders [Line Items]
Due to Affiliate								$ 540,000
Repayments of Related Party Debt							115,000	370,000
Due to Related Party Remaining Amount							1,287,500	$ 170,000
Proceeds from Related Party Debt					109,500
Due to Related Parties							$ 1,402,500
Three Directors [Member]
Loans Payable to Stockholders [Line Items]
Repayments of Related Party Debt					57,500
Stockholders [Member]
Loans Payable to Stockholders [Line Items]
Repayments of Related Party Debt					$ 15,000